Operating exceptional items - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) hotel	Dec. 31, 2023 USD ($)
Disclosure Of Exceptional Items [line items]
Number of hotels | hotel		1
Exceptional items
Disclosure Of Exceptional Items [line items]
Expense of restructuring activities	$ 12	$ 0	$ 0
Impairment reversal on financial assets	0	6	0
Impairment reversal	0	3	0
Reversal of impairment contract assets	0	$ 3	$ 0
Exceptional items | System Fund
Disclosure Of Exceptional Items [line items]
Expense of restructuring activities	$ 10